Consolidated Balance Sheets [Parenthetical] (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Allowance for doubtful accounts receivable (in dollars)	$ 15,186	$ 16,727
Allowance for sales return and discounts (in dollars)	702	453
Allowance for sales returns and discounts, accounts receivable related party (in dollars)	83	138
Securities measured at fair value (in dollars)	$ 5,080	$ 5,196
Common stock, par value (in dollars per share)	$ 0.3	$ 0.3
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	356,699,482	353,842,764
Common stock, shares outstanding	349,279,556	353,842,764
Treasury stock, shares	7,419,926	0